HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-151805        HV-6776 - Premier Innovations(SM)

Supplement dated February 22, 2011 to your Prospectus

FUND OPENING

HARTFORD GLOBAL HEALTH HLS FUND – CLASS IB

Effective immediately, the Hartford Global Health HLS Fund Sub-Account will re-open to all investors.  All references in the prospectus to the fund being closed are deleted.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.